Stock Options (Tables)	12 Months Ended
Oct. 31, 2019
Stock Options
Schedule of fair value of options

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	3.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of options at the grant date based

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	3.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of stock options were issued and outstanding

Exercise Price	Stock Options Outstanding	Remaining Contractual Life (Years)	Expiry Date
$0.44	150,000	2.08	November 30, 2021
$0.44	500,000	2.17	January 1, 2022
	650,000	2.15